ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
CUSTOMER DEPOSITS
Schedule of accounts receivable

	December 31,
	2020	2019
Accounts receivable	$354,790	$196,204
Less: Allowance for doubtful accounts	(27,000)	(111,000)
Total	$327,790	$85,204

Schedule of customer deposit liability

Amount
Balance as of December 31, 2018	$308,111
Additional deposits received	2,252,416
Less: Deposits recognized as revenue	(1,997,724)
Balance as of December 31, 2019	562,803
Additional deposits received	4,316,761
Less: Deposits recognized as revenue	(4,206,433)
Less: Refunds to customers	(155,200)
Balance as of December 31, 2020	$517,931